Note 2 - Recent Capital Financing and Management's Plans (Details Textual) - USD ($)			12 Months Ended		67 Months Ended
	Mar. 05, 2021	Mar. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Net Income (Loss) Attributable to Parent, Total			$ (1,844,982)	$ (1,854,385)	$ (7,339,175)
Working Capital Deficit			240,417		240,417
Revenue from Contract with Customer, Including Assessed Tax					$ 0
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance or Sale of Equity, Total	$ 6,000,000	$ 6,000,000